EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE DEFINED CONTRIBUTION PLAN
23.	EMPLOYEE DEFINED CONTRIBUTION PLAN

Pursuant to the relevant PRC regulations, the Group is required to make contributions for each employee at a rate of 13% to 20% on a standard salary as determined by the local Social Security Bureau, to a defined contribution retirement scheme organized by the local Social Security Bureau in respect of the retirement benefits for the Group’s employees in the PRC. The total amounts of contributions of RMB2,506,043, RMB2,875,198 and RMB3,100,754 (US$492,660) for the years ended December 31, 2009, 2010 and 2011, respectively, were charged to expenses in the consolidated statements of operations. The Group has no other obligation to make payments in respect of retirement benefits of the employees.